AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 88.3%
Common Stocks — 87.8%
Australia — 7.9%
Aristocrat Leisure Ltd.	2,530	$68,536
Australia & New Zealand Banking Group Ltd.	11,691	239,299
BHP Group Ltd.	20,401	781,169
BlueScope Steel Ltd.	30,330	468,124
Coles Group Ltd.	5,800	77,477
Commonwealth Bank of Australia	1,119	87,963
Computershare Ltd.	1,920	35,136
Dexus, REIT	53,755	438,013
Endeavour Group Ltd.	4,862	26,364
Fortescue Metals Group Ltd.	5,705	86,967
Glencore PLC*	38,069	248,734
Goodman Group, REIT	13,371	226,993
Macquarie Group Ltd.	4,118	619,610
Medibank Private Ltd.	11,980	27,483
Rio Tinto Ltd.	1,413	125,634
Rio Tinto PLC	4,667	370,746
Scentre Group, REIT	21,248	48,220
SEEK Ltd.	1,360	29,963
Sonic Healthcare Ltd.	17,182	454,433
South32 Ltd.	19,380	72,358
Stockland, REIT	127,268	402,632
Suncorp Group Ltd.	19,845	163,982
Tabcorp Holdings Ltd.	40,557	161,110
Treasury Wine Estates Ltd.	2,762	23,796
Woolworths Group Ltd.	1,092	30,346
		5,315,088
Austria — 1.5%
ANDRITZ AG*	5,716	264,492
OMV AG	7,845	374,151
voestalpine AG	12,084	360,376
		999,019
Belgium — 0.2%
Ageas SA/NV	725	36,564
Solvay SA	1,197	117,845
		154,409
Brazil — 0.2%
Yara International ASA	2,608	130,318
China — 1.4%
Chow Tai Fook Jewellery Group Ltd.*	67,800	122,469
ESR Cayman Ltd., 144A*	6,800	21,028
SITC International Holdings Co. Ltd.	109,000	382,635
Wilmar International Ltd.	125,973	436,615
		962,747
Denmark — 2.6%
AP Moller - Maersk A/S (Class A Stock)	15	44,341
AP Moller - Maersk A/S (Class B Stock)	142	429,084
Carlsberg A/S (Class B Stock)	413	50,607
DSV A/S	858	165,338
Novo Nordisk A/S (Class B Stock)	5,771	640,722
	Shares	Value
Common Stocks (continued)
Denmark (cont’d.)
Pandora A/S	4,174	$399,806
		1,729,898
Finland — 1.0%
Fortum OYJ	2,238	40,522
Kesko OYJ (Class B Stock)	1,367	37,611
Nokia OYJ*	83,823	461,015
Sampo OYJ (Class A Stock)	1,872	91,516
Stora Enso OYJ (Class R Stock)	2,310	45,167
		675,831
France — 10.0%
Amundi SA, 144A	340	23,273
Arkema SA	264	31,562
AXA SA	6,637	193,953
BNP Paribas SA	4,337	247,483
Capgemini SE	2,499	555,866
Carrefour SA	17,674	382,845
Cie de Saint-Gobain	7,903	470,061
Cie Generale des Etablissements Michelin SCA	1,059	143,398
Dassault Aviation SA	154	24,384
Dassault Systemes SE	7,810	383,929
Eiffage SA	350	35,928
Engie SA	24,303	319,060
EssilorLuxottica SA	953	174,651
Ipsen SA	3,764	470,883
La Francaise des Jeux SAEM, 144A	9,609	381,339
L’Oreal SA	1,034	414,303
LVMH Moet Hennessy Louis Vuitton SE	1,125	801,802
Publicis Groupe SA	6,658	403,832
Sanofi	7,824	800,243
Sartorius Stedim Biotech	111	45,552
Sodexo SA	374	30,422
TotalEnergies SE	2,304	116,392
Vinci SA	1,830	187,463
Vivendi SE	2,970	38,710
Wendel SE	231	23,528
		6,700,862
Germany — 6.0%
Allianz SE	2,248	535,667
Bayer AG	3,479	237,576
Bayerische Motoren Werke AG	2,559	220,511
Brenntag SE	1,302	105,048
Covestro AG, 144A	8,311	419,197
Deutsche Post AG	9,983	477,060
Deutsche Telekom AG	14,412	269,889
E.ON SE	42,508	493,970
Fresenius SE & Co. KGaA	1,882	69,148
GEA Group AG	2,139	87,945
Henkel AG & Co. KGaA	475	31,338
Mercedes-Benz Group AG	3,414	239,020
Merck KGaA	1,598	334,846
Nemetschek SE	913	88,329
SAP SE	739	82,130
A1

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Siemens AG	1,646	$226,952
Telefonica Deutschland Holding AG	32,618	88,899
Volkswagen AG	148	36,594
		4,044,119
Hong Kong — 0.9%
AIA Group Ltd.	8,177	85,370
CK Asset Holdings Ltd.	7,658	52,334
Jardine Matheson Holdings Ltd.	4,300	235,808
Link REIT, REIT	17,626	150,159
New World Development Co. Ltd.	6,000	24,329
Power Assets Holdings Ltd.	5,389	35,091
WH Group Ltd., 144A	39,000	24,492
		607,583
Ireland — 0.2%
Kingspan Group PLC	697	68,378
Smurfit Kappa Group PLC	971	43,106
		111,484
Israel — 1.5%
Bank Hapoalim BM	44,956	444,922
Bank Leumi Le-Israel BM	42,455	459,615
Check Point Software Technologies Ltd.*	400	55,304
Israel Discount Bank Ltd. (Class A Stock)	5,640	35,278
		995,119
Italy — 1.2%
Enel SpA	29,595	197,656
Eni SpA	9,775	143,053
Mediobanca Banca di Credito Finanziario SpA	40,762	413,347
Moncler SpA	912	50,644
Poste Italiane SpA, 144A	2,134	24,154
		828,854
Japan — 18.4%
Advantest Corp.	837	65,693
AGC, Inc.	600	24,019
Astellas Pharma, Inc.	6,100	95,332
Bandai Namco Holdings, Inc.	600	45,425
Canon, Inc.	4,200	102,748
Chugai Pharmaceutical Co. Ltd.	3,173	106,224
Daifuku Co. Ltd.	400	28,582
Daito Trust Construction Co. Ltd.	2,600	276,012
Daiwa House Industry Co. Ltd.	2,500	65,212
Daiwa Securities Group, Inc.	74,667	421,602
Dentsu Group, Inc.	900	36,765
Disco Corp.	100	27,887
FANUC Corp.	800	140,885
Fujitsu Ltd.	3,280	491,130
Hakuhodo DY Holdings, Inc.	1,600	20,111
Hitachi Construction Machinery Co. Ltd.	800	20,743
Honda Motor Co. Ltd.	5,500	155,695
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Hulic Co. Ltd.	3,000	$26,934
Inpex Corp.	38,500	453,576
ITOCHU Corp.	4,000	135,376
Japan Post Holdings Co. Ltd.	10,061	73,762
Japan Post Insurance Co. Ltd.	17,300	300,449
Japan Real Estate Investment Corp., REIT	5	26,196
Japan Tobacco, Inc.	26,531	453,244
Kajima Corp.	2,600	31,599
KDDI Corp.	16,548	542,628
Konami Holdings Corp.	300	18,918
Kubota Corp.	3,500	65,595
Kyowa Kirin Co. Ltd.	1,100	25,572
Lixil Corp.	1,200	22,277
Marubeni Corp.	40,203	465,830
Mazda Motor Corp.	20,100	147,736
McDonald’s Holdings Co. Japan Ltd.	1,339	55,700
Medipal Holdings Corp.	23,168	381,107
MINEBEA MITSUMI, Inc.	1,200	26,226
MISUMI Group, Inc.	1,100	32,727
Mitsubishi Corp.	4,500	168,826
Mitsubishi Estate Co. Ltd.	4,700	69,763
Mitsubishi Gas Chemical Co., Inc.	1,700	28,764
Mitsubishi UFJ Financial Group, Inc.	107,752	662,988
Mitsui & Co. Ltd.	20,533	555,525
Mitsui Chemicals, Inc.	16,389	411,823
Mitsui OSK Lines Ltd.	3,300	91,997
Mizuho Financial Group, Inc.	9,647	122,643
NEC Corp.	1,000	41,991
NGK Insulators Ltd.	1,600	22,829
Nintendo Co. Ltd.	500	251,734
NIPPON EXPRESS HOLDINGS, Inc.	300	20,571
Nippon Telegraph & Telephone Corp.	9,518	276,566
Nippon Yusen KK	630	55,203
Nitto Denko Corp.	600	43,025
NTT Data Corp.	2,600	51,073
Obayashi Corp.	3,900	28,637
Ono Pharmaceutical Co. Ltd.	1,781	44,652
Oriental Land Co. Ltd.	700	134,056
Osaka Gas Co. Ltd.	1,683	28,831
Persol Holdings Co. Ltd.	2,800	62,785
Recruit Holdings Co. Ltd.	3,000	131,339
Renesas Electronics Corp.*	15,200	176,455
Rohm Co. Ltd.	300	23,377
SBI Holdings, Inc.	1,000	25,183
Secom Co. Ltd.	500	36,259
Seiko Epson Corp.	21,454	321,406
Sekisui Chemical Co. Ltd.	1,400	20,050
Shimano, Inc.	700	159,860
Shin-Etsu Chemical Co. Ltd.	1,600	244,049
Sompo Holdings, Inc.	4,100	179,139
Sony Group Corp.	4,218	434,312
Square Enix Holdings Co. Ltd.	500	22,144
Stanley Electric Co. Ltd.	10,500	198,305
SUMCO Corp.	1,300	21,361
Sumitomo Chemical Co. Ltd.	6,635	30,335
Sumitomo Corp.	10,200	176,272
Sumitomo Mitsui Financial Group, Inc.	2,465	78,206

A2

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Suzuki Motor Corp.	1,600	$54,779
T&D Holdings, Inc.	1,800	24,315
Takeda Pharmaceutical Co. Ltd.	5,336	152,775
Tokio Marine Holdings, Inc.	400	23,210
Tokyo Electron Ltd.	600	308,299
TOPPAN, Inc.	1,100	19,417
Tosoh Corp.	23,439	346,324
Toyota Motor Corp.	20,725	374,484
Toyota Tsusho Corp.	914	37,536
Yamaha Motor Co. Ltd.	1,200	26,928
ZOZO, Inc.	4,400	117,652
		12,347,570
Luxembourg — 0.8%
ArcelorMittal SA	14,717	472,033
Eurofins Scientific SE	562	55,580
		527,613
Netherlands — 4.2%
Adyen NV, 144A*	65	128,741
ASM International NV	208	75,839
ASML Holding NV	886	593,456
EXOR NV	392	29,844
IMCD NV	245	41,830
ING Groep NV	14,233	149,008
Koninklijke Ahold Delhaize NV	16,797	539,137
Koninklijke KPN NV	15,378	53,465
NN Group NV	1,166	58,996
Randstad NV	6,592	395,455
Shell PLC	22,023	605,058
Wolters Kluwer NV	1,144	121,679
		2,792,508
New Zealand — 0.5%
Spark New Zealand Ltd.	110,400	350,064
Norway — 1.6%
Equinor ASA	15,612	580,850
Gjensidige Forsikring ASA	9,086	225,321
Norsk Hydro ASA	5,684	55,322
Orkla ASA	21,816	193,733
		1,055,226
Portugal — 0.0%
Jeronimo Martins SGPS SA	1,149	27,566
Singapore — 1.9%
Capitaland Investment Ltd.*	9,600	28,153
DBS Group Holdings Ltd.	21,878	574,432
Oversea-Chinese Banking Corp. Ltd.	11,673	105,963
STMicroelectronics NV	4,570	197,928
United Overseas Bank Ltd.	15,400	361,295
		1,267,771
South Africa — 0.4%
Anglo American PLC	4,781	251,014
Spain — 1.7%
Banco Santander SA	69,306	235,753
	Shares	Value
Common Stocks (continued)
Spain (cont’d.)
Enagas SA	958	$21,275
Endesa SA	20,836	453,776
Iberdrola SA	31,517	344,314
Telefonica SA	21,814	105,546
		1,160,664
Sweden — 3.0%
Atlas Copco AB (Class A Stock)	2,645	137,272
Atlas Copco AB (Class B Stock)	1,365	61,527
Boliden AB	1,278	64,479
Epiroc AB (Class A Stock)	2,880	61,416
Epiroc AB (Class B Stock)	1,899	34,245
Essity AB (Class B Stock)	2,631	62,081
Evolution AB, 144A	646	66,469
Getinge AB (Class B Stock)	1,026	40,989
Husqvarna AB (Class B Stock)	4,281	44,597
Industrivarden AB (Class C Stock)	819	22,875
Investor AB (Class A Stock)	2,146	50,095
Investor AB (Class B Stock)	7,740	168,641
Sandvik AB	4,539	96,392
Skanska AB (Class B Stock)	17,625	393,799
SKF AB (Class B Stock)	1,767	28,686
Swedish Match AB	46,721	351,058
Telefonaktiebolaget LM Ericsson (Class B Stock)	24,107	219,729
Volvo AB (Class B Stock)	5,723	106,180
		2,010,530
Switzerland — 7.9%
Cie Financiere Richemont SA (Class A Stock)	2,787	351,691
Kuehne + Nagel International AG	749	212,303
Nestle SA	8,118	1,054,016
Novartis AG	12,412	1,087,702
Partners Group Holding AG	94	116,558
Roche Holding AG	3,450	1,365,166
Swiss Life Holding AG	138	88,313
UBS Group AG	33,712	658,395
VAT Group AG, 144A	114	43,326
Zurich Insurance Group AG	654	322,102
		5,299,572
United Kingdom — 10.5%
3i Group PLC	26,315	478,800
abrdn PLC	7,567	21,244
Admiral Group PLC	875	29,436
Ashtead Group PLC	1,335	84,382
AstraZeneca PLC	2,271	300,426
Auto Trader Group PLC, 144A	4,225	35,159
Barclays PLC	70,759	137,470
Barratt Developments PLC	4,320	29,517
Berkeley Group Holdings PLC*	417	20,461
BP PLC	151,364	738,798
British American Tobacco PLC	17,774	746,062
Bunzl PLC	1,434	55,971
Burberry Group PLC	1,749	38,154
CNH Industrial NV	4,023	63,637

A3

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Compass Group PLC	16,390	$352,778
DCC PLC	5,791	451,791
Diageo PLC	2,243	113,561
Experian PLC	3,569	138,408
HSBC Holdings PLC	17,071	117,027
Imperial Brands PLC	4,485	94,788
InterContinental Hotels Group PLC	2,424	164,474
J Sainsbury PLC	8,085	26,845
JD Sports Fashion PLC	169,400	329,107
Land Securities Group PLC, REIT	2,816	28,925
Legal & General Group PLC	19,469	69,314
Lloyds Banking Group PLC	679,841	417,063
NatWest Group PLC	23,184	65,345
Next PLC	625	49,396
Pearson PLC	3,300	32,441
Rentokil Initial PLC	7,955	55,185
SSE PLC	15,589	357,663
Tesco PLC	94,150	340,794
Unilever PLC	10,683	486,283
Vodafone Group PLC	114,903	187,094
WPP PLC	32,896	431,723
		7,089,522
United States — 2.3%
Ferguson PLC	2,846	384,271
GlaxoSmithKline PLC	37,687	814,917
Schneider Electric SE	1,792	300,878
Stellantis NV	2,785	45,068
		1,545,134

Total Common Stocks (cost $58,627,825)		58,980,085
Exchange-Traded Fund — 0.4%
United States
iShares MSCI EAFE ETF(a)	4,100	301,760
(cost $297,369)
Preferred Stock — 0.1%
Germany
Henkel AG & Co. KGaA (PRFC)	735	49,081
(cost $78,678)

Total Long-Term Investments (cost $59,003,872)		59,330,926
Short-Term Investments — 7.3%
Affiliated Mutual Fund — 0.4%
PGIM Institutional Money Market Fund (cost $290,709; includes $290,700 of cash collateral for securities on loan)(b)(we)	290,970	290,709

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.8%
U.S. Treasury Bills
0.432%	06/16/22	500	$499,555
(cost $499,544)

	Shares
Unaffiliated Fund — 6.1%
Dreyfus Government Cash Management (Institutional Shares)	4,100,133	4,100,133
(cost $4,100,133)

Total Short-Term Investments (cost $4,890,386)		4,890,397

TOTAL INVESTMENTS—95.6% (cost $63,894,258)		64,221,323

Other assets in excess of liabilities(z) — 4.4%		2,939,222

Net Assets — 100.0%		$67,160,545

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $279,680; cash collateral of $290,700 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
73	Mini MSCI EAFE Index	Jun. 2022	$7,827,060	$149,557
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5